Other Income from Operating Revenue - Summary Of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
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Gains on disposal of property and equipment and investment properties	₩ 52,603	₩ 54,007	₩ 20,289
Gains on disposal of intangible assets	622	1,726	2,961
Gain on disposal of right-of-use assets	3,326	3,138	5,797
Compensation on property and equipment	159,849	148,927	168,263
Gains on government subsidies	44,473	43,822	31,906
Gain on disposal of investments in subsidiaries	216,591	244	0
Reversal of other allowance for bad debts	850	508	890
Others	117,037	55,282	111,147
Total	₩ 595,351	₩ 307,654	₩ 341,253